GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
Goodwill
The changes in Goodwill were as follows:

In millions of dollars
Balance at December 31, 2013	$25,009
Foreign exchange translation and other	(1,214)
Divestitures and purchase accounting adjustments(1)	(203)
Balance at December 31, 2014	$23,592
Foreign exchange translation and other	$(1,000)
Divestitures(2)	(212)
Impairment of Goodwill(3)	(31)
Balance at December 31, 2015	$22,349
Foreign exchange translation and other	$(613)
Divestitures(4)	(77)
Balance at December 31, 2016	$21,659

The changes in Goodwill by segment were as follows:

In millions of dollars	Global Consumer Banking	Institutional Clients Group	Corporate/Other	Total
Balance at December 31, 2014(5)	$13,083	$10,190	$319	$23,592
Foreign exchange translation and other	(355)	(644)	(1)	(1,000)
Impairment of goodwill(3)	—	—	(31)	(31)
Divestitures(2)	(24)	(1)	(187)	(212)
Balance at December 31, 2015	$12,704	$9,545	$100	$22,349
Foreign exchange translation and other	(174)	(447)	8	(613)
Divestitures(4)	—	(13)	(64)	(77)
Balance at December 31, 2016	$12,530	$9,085	$44	$21,659

(1)	Primarily related to the sales of the Spain consumer operations and the Japan retail banking business. See Note 2 to the Consolidated Financial Statements.

(2)
Primarily related to the sales of the Latin America Retirement Services and Japan cards businesses completed during the year, and agreements to sell certain businesses in Citi Holdings as of December 31, 2015. See Note 2 to the Consolidated Financial Statements.

(3)	Goodwill impairment related to reporting units subsequently sold, including Citi Holdings—Consumer Finance South Korea of $16 million and Citi Holdings—Consumer Latin America of $15 million.

(4)	Primarily related to the sale of the private equity services business and the announced sales of the Argentina and Brazil consumer operations.

(5)
December 31, 2014 has been restated to reflect intersegment goodwill allocations that resulted from the reorganizations in 2015, 2016 and January 1, 2017 including transfers of GCB businesses to ICG and to Corporate/Other. See Note 3 to the Consolidated Financial Statements.

Goodwill impairment testing is performed at the level below each business segment (referred to as a reporting unit). The Company performed its annual goodwill impairment test as of July 1, 2016 resulting in no impairment for any of the reporting units.
Furthermore, interim goodwill impairment tests were performed during the years presented, which resulted in no goodwill impairment, except for the $31 million of goodwill impairment recorded in Operating expenses in 2015.
Effective January 1, 2016, the Latin America GCB reporting unit was reorganized, which included the transfer of the consumer businesses in Argentina, Brazil and Colombia to Citi Holdings—Consumer Latin America reported as part of Corporate/Other.
Goodwill balances associated with the transfers were allocated to each of the component businesses based on their relative fair values to the legacy reporting units. An interim goodwill impairment test was performed as of January 1, 2016 for the impacted reporting units resulting in no impairment under the legacy and current reporting unit structures.
During the fourth quarter of 2016, Citigroup signed separate agreements for the sale of its Argentina and Brazil consumer businesses and allocated goodwill to these disposals. The disposed businesses represents a significant portion of Citi Holdings—Consumer Latin America, and therefore was considered a trigger event. As a result, an interim goodwill impairment test was performed during the quarter, resulting in no impairment on the remaining reporting unit. While there was no indication of impairment, the $16 million of goodwill present in Citi Holdings—Consumer Latin America may be particularly sensitive to further deterioration in economic conditions. The fair value as a percentage of allocated book value as of December 31, 2016 was 107%.
Effective January 1, 2017, the mortgage servicing
business in North America GCB was reorganized and is now reported as part of Corporate/Other. Goodwill was allocated to the transferred business based on its relative fair value to the legacy North America GCB reporting unit.
The fair values of the Company’s reporting units exceeded their carrying values and did not indicate a risk of impairment based on current valuations.
The following table shows reporting units with goodwill balances as of December 31, 2016 and the fair value as a percentage of allocated book value as of the latest impairment test:

In millions of dollars
Reporting unit(1)	Goodwill	Fair value as a % of allocated book value
North America Global Consumer Banking	$6,730	148%
Asia Global Consumer Banking (2)	4,709	157
Latin America Global Consumer Banking (3)	1,092	180
ICG—Banking	2,694	194
ICG—Markets and Securities Services	6,390	115
Citi Holdings-Consumer Latin America	16	107
Citi Holdings-REL(4)	28	38
Total	$21,659

(1)	Other Citi Holdings reporting units are excluded from the table as there is no goodwill allocated to them or the entire goodwill balance is classified as held-for-sale as of December 31, 2016.

(2)	Asia Global Consumer Banking includes the consumer businesses in
UK, Russia, Poland, UAE and Bahrain beginning in the first quarter of 2016.
(3) Latin America Global Consumer Banking contains only the consumer business in Mexico beginning in the first quarter of 2016.
(4) The allocated goodwill to the mortgage servicing business was fully impaired upon transfer to Citi Holdings—REL effective January 1, 2017.

Intangible Assets
The components of intangible assets were as follows:

	December 31, 2016			December 31, 2015
In millions of dollars	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Purchased credit card relationships	$8,215	$6,549	$1,666	$7,606	$6,520	$1,086
Credit card contract related intangibles	5,149	2,177	2,972	3,922	2,021	1,901
Core deposit intangibles	801	771	30	1,050	969	81
Other customer relationships	474	272	202	471	252	219
Present value of future profits	31	27	4	37	31	6
Indefinite-lived intangible assets	210	—	210	284	—	284
Other	504	474	30	737	593	144
Intangible assets (excluding MSRs)	$15,384	$10,270	$5,114	$14,107	$10,386	$3,721
Mortgage servicing rights (MSRs)(1)	1,564	—	1,564	1,781	—	1,781
Total intangible assets	$16,948	$10,270	$6,678	$15,888	$10,386	$5,502

(1)
In January 2017, Citi signed agreements to effectively exit its U.S. mortgage servicing operations by the end of 2018 and intensify its focus on loan originations.  For additional information on these transactions, see Note 29 to the Consolidated Financial Statements.

Intangible assets amortization expense was $595 million, $625 million and $756 million for 2016, 2015 and 2014, respectively. Intangible assets amortization expense is estimated to be $579 million in 2017, $514 million in 2018, $478 million in 2019, $317 million in 2020 and $321 million in 2021.

The changes in intangible assets were as follows:

	Net carrying amount at					Net carrying amount at
In millions of dollars	December 31, 2015	Acquisitions/ divestitures (1)	Amortization	Impairments	FX translation and other	December 31, 2016
Purchased credit card relationships	$1,086	$827	$(203)	$—	$(44)	$1,666
Credit card contract-related intangibles(2)	1,901	1,314	(326)	—	83	2,972
Core deposit intangibles	81	(18)	(28)	—	(5)	30
Other customer relationships	219	—	(25)	—	8	202
Present value of future profits	6	—	(1)	—	(1)	4
Indefinite-lived intangible assets	284	(25)	—	(1)	(48)	210
Other	144	(109)	(12)	—	7	30
Intangible assets (excluding MSRs)	$3,721	$1,989	$(595)	$(1)	$—	$5,114
Mortgage servicing rights (MSRs)(3)	1,781					1,564
Total intangible assets	$5,502					$6,678

(1)
Reflects the recognition during the second quarter of 2016 of additional purchased credit card relationships and contract-related intangible assets as a result of the acquisition of the Costco cards portfolio, as well as the renewal and extension of the co-branded credit card program agreement with American Airlines.

(2)
Primarily reflects contract-related intangibles associated with the American Airlines, Sears, The Home Depot, Costco and AT&T credit card program agreements, which represent 97% of the aggregate net carrying amount as of December 31, 2016.

(3)	For additional information on Citi’s MSRs, including the rollforward from 2015 to 2016, see Note 21 to the Consolidated Financial Statements.